NHA
Nuveen Municipal 2021 Target Term Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 93.4%
	MUNICIPAL BONDS – 90.8%
	Alabama – 0.2%
$145	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 4.000%, 8/01/20	No Opt. Call	N/R	$145,876
	Alaska – 2.8%
1,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A-	1,032,290
1,325	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A-	1,367,784
2,325	Total Alaska			2,400,074
	Arizona – 2.1%
325	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/21	No Opt. Call	A-	338,878
625	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019, 4.000%, 6/15/21, 144A	No Opt. Call	N/R	642,594
795	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R, 2.875%, 7/01/21	No Opt. Call	Ba2	801,320
1,745	Total Arizona			1,782,792
	Arkansas – 0.0%
15	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical Center, Refunding Series 2015B, 5.000%, 2/01/21	No Opt. Call	Baa1	15,513
	California – 8.4%
490	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/21	No Opt. Call	Ba3	497,997
85	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016, 4.000%, 2/01/21	No Opt. Call	A+	87,590
1,490	California School Finance Authority Charter School Revenue Notes, Inspire Charter Schools, Series 2019B, 3.000%, 7/15/20, 144A	No Opt. Call	N/R	1,492,652
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
550	5.000%, 8/01/20, 144A	No Opt. Call	BBB	558,492
500	5.000%, 8/01/21, 144A	No Opt. Call	BBB	525,560
730	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Refunding Series 2015, 5.000%, 10/01/20	No Opt. Call	A-	747,287

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-01, Improvement Area No 1, University District, Series 2016A:
$260	2.000%, 9/01/20	No Opt. Call	N/R	$260,881
265	2.125%, 9/01/21	No Opt. Call	N/R	267,639
235	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A, 3.000%, 9/02/20	No Opt. Call	N/R	236,939
200	Cucamonga School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 97-1, Series 2016, 3.000%, 9/01/21	No Opt. Call	N/R	204,898
305	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21 – BAM Insured (AMT)	No Opt. Call	AA	320,756
50	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 4.000%, 9/01/21	No Opt. Call	N/R	52,061
700	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 3.250%, 9/01/21	No Opt. Call	N/R	717,101
10	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Refunding Series 2014A, 5.000%, 8/15/20	No Opt. Call	AA	10,199
995	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diable Grande Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21 (4)	No Opt. Call	N/R	726,350
420	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Refunding Series 2015, 2.000%, 9/01/21	No Opt. Call	BBB+	424,960
7,285	Total California			7,131,362
	Colorado – 0.4%
230	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	226,596
116	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 3.250%, 12/01/20	No Opt. Call	N/R	117,184
346	Total Colorado			343,780
	Connecticut – 0.4%
180	Stafford, Connecticut, General Obligation Bonds, Series 2018, 5.000%, 8/01/21 – BAM Insured	No Opt. Call	A1	190,481
125	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/21	No Opt. Call	A	132,609
305	Total Connecticut			323,090
	Florida – 7.0%
150	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 2.250%, 11/01/20	No Opt. Call	BBB	150,864
135	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 3.625%, 11/01/20	No Opt. Call	N/R	135,969
110	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 3.500%, 5/01/21	No Opt. Call	N/R	111,184
2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc, Series 2000, 7.500%, 11/01/20 (AMT)	3/20 at 100.00	Caa1	2,001,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$36	Champion's Reserve Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	$36,307
100	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 3.700%, 11/01/20	No Opt. Call	N/R	100,931
215	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 3.750%, 5/01/20	No Opt. Call	N/R	215,686
700	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 3.500%, 5/01/21	No Opt. Call	N/R	705,887
335	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment Bonds Refunding Series 2016, 2.000%, 5/01/21	No Opt. Call	A-	336,531
160	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 3.500%, 5/01/20	No Opt. Call	N/R	160,333
15	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/20 (ETM)	No Opt. Call	N/R (5)	15,458
70	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc, Series 2015C, 5.000%, 5/15/21	No Opt. Call	BBB	72,936
505	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2016, 2.250%, 5/01/21	No Opt. Call	A	510,742
275	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 3.500%, 5/01/21	No Opt. Call	BBB-	277,447
215	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 4.000%, 5/01/20	No Opt. Call	N/R	215,815
105	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	105,822
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
65	4.300%, 5/01/20	No Opt. Call	N/R	64,948
70	4.600%, 5/01/21	No Opt. Call	N/R	69,817
105	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 3.750%, 11/01/20	No Opt. Call	N/R	105,874
140	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/20	No Opt. Call	N/R	140,444
160	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 5/01/21	No Opt. Call	N/R	161,843
70	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 3.750%, 11/01/20	No Opt. Call	N/R	70,596
105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 3.500%, 11/01/20	No Opt. Call	N/R	106,111
130	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 3.625%, 5/01/21	No Opt. Call	N/R	130,783
5,971	Total Florida			6,004,028

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 0.3%
$275	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016, 5.000%, 1/01/21 (ETM)	No Opt. Call	A2 (5)	$284,600
	Guam – 1.0%
475	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	BB	483,664
355	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A, 6.000%, 12/01/20	No Opt. Call	B+	361,401
830	Total Guam			845,065
	Illinois – 9.3%
255	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured	No Opt. Call	Baa2	254,671
75	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	75,273
150	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/20	No Opt. Call	B1	153,744
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.250%, 12/01/20 – NPFG Insured	No Opt. Call	BB-	1,029,530
800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/21	No Opt. Call	Ba1	827,184
400	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, 5.000%, 1/01/21	No Opt. Call	BBB-	412,172
10	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/21	No Opt. Call	BB+	10,226
630	Cook County School District 87, Berkeley, Illinois, General Obligation Bonds, Refunding School Series 2012A, 3.000%, 12/01/20	No Opt. Call	A1	639,551
300	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/20	No Opt. Call	A2	307,644
620	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/21	No Opt. Call	Aa2	644,112
1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/21	No Opt. Call	A-	1,049,900
270	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 4.000%, 2/15/21	No Opt. Call	BBB-	276,418
315	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/20 – AMBAC Insured	No Opt. Call	BBB-	313,844
85	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB-	88,051
635	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB-	655,720
110	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/21	No Opt. Call	BBB-	114,310
105	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/21	No Opt. Call	BBB-	108,426
1,000	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013, 0.000%, 2/01/21	No Opt. Call	A+	987,010
7,760	Total Illinois			7,947,786
	Indiana – 1.5%
1,250	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power and Light Company Project, Refunding Series 2011A, 3.875%, 8/01/21	No Opt. Call	A-	1,299,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 0.4%
$350	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	3/20 at 104.00	B	$364,693
	Kentucky – 1.9%
1,535	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/21	No Opt. Call	Baa2	1,599,915
	Louisiana – 0.0%
15	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/21	No Opt. Call	A3	15,679
	Maine – 0.3%
265	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.250%, 7/01/21	No Opt. Call	Ba3	276,260
	Massachusetts – 0.1%
50	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/20	No Opt. Call	BBB+	50,661
25	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Issue Series 2010G, 5.000%, 7/01/21	7/20 at 100.00	BBB+	25,341
75	Total Massachusetts			76,002
	Michigan – 1.2%
140	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	BB+	133,627
500	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Development Area 1 Projects, Series 2018B, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	524,875
325	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997A, 5.375%, 5/01/21	3/20 at 100.00	B	325,959
965	Total Michigan			984,461
	Minnesota – 0.6%
	Red Wing, Minnesota Senior Housing Revenue Refunding Bonds, Deer Crest Project, Series 2012A:
105	3.750%, 5/01/20	No Opt. Call	N/R	105,364
105	3.750%, 11/01/20	No Opt. Call	N/R	106,498
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21 (4)	No Opt. Call	N/R	47,600
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 2.250%, 6/01/21	No Opt. Call	N/R	250,588
530	Total Minnesota			510,050
	Mississippi – 0.4%
305	Pearl River County School District, Mississippi, General Obligation Bonds, Series 2018, 4.000%, 8/01/21 – BAM Insured	No Opt. Call	AA	317,874

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 1.8%
$100	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.000%, 11/01/20	No Opt. Call	N/R	$100,764
1,000	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/21	No Opt. Call	A1	1,061,500
325	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 4.000%, 8/15/20	No Opt. Call	N/R	327,980
1,425	Total Missouri			1,490,244
	Nevada – 1.1%
815	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 4.000%, 6/15/21	No Opt. Call	BBB+	843,753
125	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 3.500%, 6/01/21	No Opt. Call	N/R	127,476
940	Total Nevada			971,229
	New Jersey – 12.3%
275	Bordentown , New Jersey, General Obligation Bonds, Series 2018, 3.000%, 8/01/21	No Opt. Call	AA	283,786
100	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/21	No Opt. Call	Baa1	103,288
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
200	4.000%, 6/15/21 (ETM)	No Opt. Call	N/R (5)	208,100
300	4.000%, 6/15/21	No Opt. Call	BBB+	310,935
1,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/21	No Opt. Call	BBB+	1,047,320
425	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 7/01/21 (AMT)	No Opt. Call	BBB	447,045
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	BBB+	1,049,150
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/21	3/21 at 100.00	BBB+	2,076,320
500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2012II, 5.000%, 3/01/21 (ETM)	No Opt. Call	BBB+ (5)	520,910
1,000	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Garden Spires Urban Renewal Project, Series 2018A, 2.020%, 8/01/21 (Mandatory Put 8/01/20)	8/20 at 100.00	AA+	1,003,880
540	New Jersey State, General Obligation Bonds, Refunding Series 2009O, 5.250%, 8/01/21	No Opt. Call	A-	572,940
1,000	New Jersey State, General Obligation Bonds, Refunding Series 2016T, 5.000%, 6/01/21	No Opt. Call	A-	1,050,740
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	BBB+	1,033,460
780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/20	No Opt. Call	BBB+	788,908
10,120	Total New Jersey			10,496,782
	New York – 8.5%
200	Franklin County Solid Waste Management Authority, New York, Solid Waste Revenue Bonds, Series 2015A, 5.000%, 6/01/21 (AMT)	No Opt. Call	BBB+	209,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	New York City, New York, General Obligation Bonds, Refunding Fiscal 2015 Series A, 5.000%, 8/01/21	No Opt. Call	AA	$1,058,950
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
1,085	5.000%, 8/01/20 (AMT)	No Opt. Call	B	1,101,123
2,000	5.000%, 8/01/21 (AMT)	No Opt. Call	B	2,100,260
185	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014, 5.000%, 5/15/21	No Opt. Call	N/R	192,173
1,500	Oyster Bay, Nassau County, New York, General Obligation Bonds, Refunding Public Improvement Series 2014B, 5.000%, 8/15/21 – BAM Insured	No Opt. Call	AA	1,588,845
1,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/21	No Opt. Call	BBB+	1,044,330
6,970	Total New York			7,294,681
	North Carolina – 0.3%
225	Goldsboro, North Carolina, General Obligation Bonds, Street Improvement Series 2018, 5.000%, 8/01/21	No Opt. Call	AA	238,428
	Ohio – 0.7%
400	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	A3	414,468
205	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, LLC - The University of Toledo Project, Series 2014A, 5.000%, 7/01/21	No Opt. Call	BBB-	213,206
605	Total Ohio			627,674
	Pennsylvania – 10.1%
800	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020A, 5.000%, 2/01/21	No Opt. Call	BBB	829,240
465	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 3.125%, 3/15/21	No Opt. Call	BBB-	467,901
375	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/21	No Opt. Call	BBB	386,284
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory Put 9/01/20)	No Opt. Call	B	2,026,500
1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc Project, Series 2010A, 7.500%, 5/01/20	No Opt. Call	B	1,009,120
1,250	Pennsylvania State, General Obligation Bonds, First Refunding Series 2011-1, 5.000%, 7/01/21	No Opt. Call	A+	1,319,875
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	2,099,940
500	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017, 5.000%, 9/01/21, 144A	No Opt. Call	BB+	523,190
8,390	Total Pennsylvania			8,662,050

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.5%
$400	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A, 5.000%, 4/01/21	No Opt. Call	BBB	$414,688
	South Carolina – 0.3%
230	South Carolina State, General Obligation State Institution Bonds, University of South Carolina, Refunding Series 2011A, 5.000%, 3/01/21	No Opt. Call	AA+	239,690
	Tennessee – 2.2%
400	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/21	No Opt. Call	AA	419,612
300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A, 5.000%, 10/01/20	No Opt. Call	BBB	306,648
710	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.125%, 1/01/21 (AMT)	No Opt. Call	AA+	727,643
260	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	276,312
115	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/21	No Opt. Call	Baa2	119,129
1,785	Total Tennessee			1,849,344
	Texas – 6.9%
135	Brazos County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 9/01/21	No Opt. Call	AA	143,406
65	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 3.400%, 9/01/20	No Opt. Call	N/R	65,250
	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014:
234	2.564%, 6/01/20 (4)	No Opt. Call	B3	231,292
169	3.227%, 6/01/21 (4)	No Opt. Call	B3	167,769
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	2,027,240
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	1,266,650
110	La Marque, Galveston County, Texas, Tax and Revenue Certificates of Obligation, Series 2018, 5.000%, 9/01/21	No Opt. Call	AA-	116,765
500	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc, Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	BB-	505,025
150	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 3.375%, 8/15/21, 144A	No Opt. Call	BB	152,007
175	Polk County, Texas, General Obligation Bonds, Series 2017, 4.000%, 8/15/21	No Opt. Call	A+	182,928
1,000	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Refunding Series 2013, 5.000%, 11/01/20 – BAM Insured	No Opt. Call	Baa3	1,024,460
5,788	Total Texas			5,882,792

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.0%
$10	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 5.750%, 7/15/20	No Opt. Call	BB	$10,112
	Virgin Islands – 0.3%
285	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	Caa2	278,471
	Virginia – 3.2%
1,255	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, 2.150%, 12/01/41 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	1,262,103
1,000	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20, 144A	3/20 at 100.00	N/R	1,000,330
500	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	502,830
2,755	Total Virginia			2,765,263
	Washington – 0.6%
520	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016, 3.200%, 7/01/21, 144A	No Opt. Call	N/R	523,713
	Wisconsin – 3.7%
2,100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2012, 2.600%, 9/01/21	9/20 at 100.00	A1	2,117,577
1,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A	1,081,270
3,100	Total Wisconsin			3,198,847
$75,840	Total Municipal Bonds (cost $77,237,731)			77,612,233

Shares	Description (1)	Value
	COMMON STOCKS – 2.6%
	Electric Utilities – 2.6%
77,291	Energy Harbor Corp (6), (7)	$2,202,806
	Total Common Stocks (cost $2,571,452)	2,202,806
	Total Long-Term Investments (cost $79,809,183)	79,815,039
	Other Assets Less Liabilities – 6.6%	5,660,457
	Net Assets Applicable to Common Shares – 100%	$85,475,496

NHA	Nuveen Municipal 2021 Target Term Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$77,612,233	$ —	$77,612,233
Common Stocks	—	2,202,806	—	2,202,806
Total	$ —	$79,815,039	$ —	$79,815,039

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Common Stock received as part of the bankruptcy settlements for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 0.000%, 11/01/32.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity